Risks and Uncertainties	3 Months Ended
Jun. 30, 2011
Risks and Uncertainties
Concentration Risk Disclosure [Text Block]

NOTE 9 – RISKS AND UNCERTAINTIES

Our future operating results may be affected by a number of factors. We depend upon a number of major inventory and intellectual property suppliers. If a critical supplier had operational problems or ceased making materials available to us, operations could be adversely affected.